SEGMENT REPORTING (Details 2) (Revenues)	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
Percentage of revenue by classes of products
Percentage of total revenues	100.00%	100.00%	100.00%
Perishable meat
Percentage of revenue by classes of products
Percentage of total revenues	50.90%	53.50%	55.10%
Shelf-stable
Percentage of revenue by classes of products
Percentage of total revenues	21.40%	17.60%	16.80%
Poultry
Percentage of revenue by classes of products
Percentage of total revenues	18.80%	19.30%	19.10%
Other
Percentage of revenue by classes of products
Percentage of total revenues	8.90%	9.60%	9.00%